CONTINGENCIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	May 07, 2020	Apr. 01, 2020
Massawa [Member]
Disclosure of contingent liabilities [line items]
Proposed adjustments to tax liabilities		$ 211,000,000
Porgera
Disclosure of contingent liabilities [line items]
Proposed adjustments to tax liabilities			$ 191,000,000
Tanzanian Mines
Disclosure of contingent liabilities [line items]
Proportion of ownership interests held by non-controlling interests	16.00%
Tax contingent liability [member] | Massawa [Member] | Tax Dispute [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 0
Tax contingent liability [member] | Veladero | Tax Assessment and Criminal Charges [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	0
Legal proceedings contingent liability [member] | Marcopper Mines [Member] | Writ of Kalikasan [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	0
Legal proceedings contingent liability [member] | Pascua-Lama [Member] | Canadian Securities Class Actions [Member]
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 0